As filed with the Securities and Exchange Commission on August 7, 2000 Registration No. 333-01713

                      SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C. 20549

                       POST-EFFECTIVE AMENDMENT NO. 10 TO
                                   FORM S-6

    FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT
                  INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                    PACIFIC SELECT EXEC SEPARATE ACCOUNT OF

                        PACIFIC LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California 92660
              (Address of Depositor's Principal Executive Office)

                                 (949) 219-3743
              (Depositor's Telephone Number, including Area Code)


                                Diane N. Ledger
                               Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California 92660
              (Name and Address of Agent for Service of Process)

                                  Copies to:

                               Jeffrey S. Puretz
                            Dechert Price & Rhoads
                             1775 Eye Street, N.W.
                          Washington, D.C. 20006-2401

It is proposed that this filing will become effective on August 7, 2000 pursuant to paragraph (b) of Rule 485.

Title of securities being registered: Interests in the Separate Account under Pacific Select Estate Preserver Last Survivor Flexible Premium Variable Life Insurance Policies and Pacific Select Estate Preserver III Last Survivor Flexible Premium Variable Life Insurance Policies.

Filing Fee: None

Pacific Select Exec Separate Account of Pacific Life Insurance Company

RECONCILIATION AND TIE BETWEEN ITEMS IN FORM N-8B-2 AND THE PROSPECTUS

Pursuant to Instructions as to the Prospectus in Form S-6



Form N-8B-2                                                     Form S-6
Item Number                                              Heading in Prospectus

1.  (a)  Name of trust.................................  Prospectus front cover

    (b)  Title of securities issued....................  Prospectus front cover

2.  Name and address of each depositor.................  Prospectus front cover; Back cover

3.  Name and address of trustee........................  N/A

4.  Name and address of each principal underwriter.....  About Pacific Life

5.  State of organization of trust.....................  Pacific Select Exec Separate
                                                         Account

6.  Execution and termination of trust agreement.......  Pacific Select Exec Separate
                                                         Account

7.  Changes of name....................................  N/A

8.  Fiscal year........................................  N/A

9.  Material Litigation................................  N/A

II. General Description of the Trust and Securities of the Trust

10. (a)  Registered or bearer securities...............  Pacific Select Estate Preserver basics; The death benefit

    (b)  Cumulative or distributive securities.........  Pacific Select Estate Preserver basics; The death benefit

    (c)  Withdrawal or redemption......................  Withdrawals, surrenders and loans

    (d)  Conversion, transfer, etc.....................  Withdrawals, surrenders and loans



                                                         Policy

    (e)  Periodic payment plan.........................  N/A

    (f)  Voting rights.................................  Voting Rights

    (g)  Notice to security holders....................  Reports we'll send you

    (h)  Consents required.............................  Voting rights

    (i)  Other provisions..............................  N/A

11. Type of securities comprising units................  Pacific Select Estate
                                                         Preserver Basics

12. Certain information regarding periodic
    payment plan certificates..........................  N/A

13. (a)  Load, fees, expenses, etc.....................  Deductions from your premiums;
                                                         Surrendering your policy

    (b)  Certain information regarding periodic
         payment plan certificates.....................  N/A

    (c)  Certain percentages...........................  Deductions from your premiums

    (d)  Difference in price...........................  N/A

    (e)  Certain other fees, etc.......................  Deductions from your premiums;
                                                         Surrendering your policy

    (f)  Certain other profits or benefits.............  The death benefit; Your policy's accumulated value

    (g)  Ratio of annual charges to income.............  N/A

14. Issuance of trust's securities.....................  Pacific Select Estate Preserver Basics

15. Receipt and handling of payments from
    purchasers.........................................  How premiums work

16. Acquisition and disposition of underlying
    securities.........................................  Your policy's accumulated value; Your investment options

17. Withdrawal or redemption...........................  Withdrawals, surrenders and loans

18. (a)  Receipt, custody and disposition
         of income.....................................  Your policy's accumulated value

    (b)  Reinvestment of distributions.................  N/A

    (c)  Reserves or special funds.....................  N/A

    (d)  Schedule of distributions.....................  N/A

19. Records, accounts and reports......................  Statements and Reports


20. Certain miscellaneous provisions of trust agreement

    (a)  Amendment.....................................  N/A

    (b)  Termination...................................  N/A

    (c) and (d) Trustee, removal and successor.........  N/A

    (e) and (f) Depositors, removal and successor......  N/A

21. Loans to security holders..........................  Withdrawals, Surrenders and Loan

22. Limitations on liability...........................  N/A

23. Bonding arrangements...............................  N/A

24. Other material provisions of trust agreement.......  N/A

III. Organizations, Personnel and Affiliated Persons of Depositor

25. Organization of depositor..........................  About Pacific Life


26. Fees received by depositor.........................  See Items 13(a) and 13(e)

27. Business of depositor..............................  About Pacific Life


28. Certain information as to officials and affiliated
    persons of depositor...............................  About Pacific Life

29. Voting securities of depositor.....................  N/A

30. Persons controlling depositor......................  N/A

31. Payments by depositor for certain services


     rendered to trust.................................  N/A

32.  Payments by depositor for certain other services
     rendered to trust.................................  N/A

33.  Remuneration of employees of depositor for
     certain services rendered to trust................  N/A

34.  Remuneration of other persons for certain
     services rendered to trust........................  N/A

IV.  Distribution and Redemption of Securities

35.  Distribution of trust's securities by states......  N/A

36.  Suspension of sales of trust's securities.........  N/A

37.  Revocation of authority to distribute.............  N/A

38.  (a)  Method of distribution.......................  How policies are distributed

     (b)  Underwriting agreements......................  How policies are distributed

     (c)  Selling agreements...........................  How policies are distributed

39.  (a)  Organization of principal underwriters.......  How policies are distributed

     (b)  N.A.S.D. membership of principal
          underwriters.................................  How policies are distributed

40.  Certain fees received by principal underwriters...  How policies are distributed

41.  (a)  Business of each principal underwriter.......  How policies are distributed

     (b)  Branch offices of each principal
          underwriter..................................  N/A

     (c)  Salesmen of each principal underwriter.......  N/A

42.  Ownership of trust's securities by certain persons  N/A

43.  Certain brokerage commissions received by
     principal underwriters............................  N/A

44.  (a)  Method of valuation..........................  Your Policy's Accumulated Value

                                                         Value

     (b)  Schedule as to offering price................  How premiums work

     (c)  Variation in offering price to certain
          persons......................................  Monthly Deductions

45.  Suspension of redemption rights...................  Timing of payments, forms, and requests

46.  (a)  Redemption Valuation.........................  Withdrawals, surrenders and loans

     (b)  Schedule as to redemption price..............  Withdrawals, surrenders and loans

47.  Maintenance of position in underlying securities..  Your investment options

V.   Information Concerning the Trustee or Custodian

48.  Organization and regulation of trustee............  N/A

49.  Fees and expenses of trustees.....................  N/A

50.  Trustee's lien....................................  N/A

VI.  Information Concerning Insurance of Holders of Securities

51.  Insurance of holders of trust's securities........  The death benefit

VII. Policy of Registrant

52.  (a)  Provisions of trust agreement with respect
          to selection or elimination of underlying
          securities...................................  How our accounts work

     (b)  Transactions involving elimination of
          underlying securities........................  How our accounts work

     (c)  Policy regarding substitution or
          elimination of underlying securities.........  How our accounts work

     (d)  Fundamental policy not otherwise
          covered......................................  N/A

53.  Tax status of trust...............................  Variable life insurance and your taxes

VIII. Financial and Statistical Information

54.  Trust's securities during last ten years..........  N/A

55.  N/A

56.  Certain information regarding periodic payment
     plan certificates.................................  N/A

57.  N/A

58.  N/A

59.  Financial statements (Instruction 1(c) of
     "Instructions as to the Prospectus" of Form S-6)..  Financial statements


                                  PROSPECTUS

(Included in Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form S-6, Accession No. 0001017062-00-001534, as filed on July 21, 2000, and incorporated by reference herein; and Form Type 497, Accession No. 0001017062-00-001612 as filed on August 7, 2000, and incorporated by reference herein.)

++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+A registration statement for Pacific Select Fund relating to shares of the + +Focused 30 and Strategic Value Portfolios has been filed with the Securities + +and Exchange Commission, but has not yet become effective. The information in +
+the prospectus is not complete and may be changed. Interests in the new       +
+investment options and shares of the Focused 30 and Strategic Value           +
+Portfolios may not be sold until the Fund's registration statements are       +
+effective. This supplement and preliminary prospectus are not offers to sell + +interests in the investment options or shares of the Focused 30 and Strategic + +Value Portfolios and do not solicit an offer to buy interests or shares in +
+any state where the offer or sale is not permitted.                           +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++

               Supplement to Prospectus Dated August 7, 2000 for
     Pacific Select Estate Preserver and Pacific Select Estate Preserver II flexible premium variable life insurance policies (individually, the "policy")
                    issued by Pacific Life Insurance Company

                       Date of Supplement: August 7, 2000

                       This supplement changes the prospectuses to reflect the following:

                      ---------------------------------------------------------
Two new variable       The new investment options will invest in two new
investment options     portfolios of the Pacific Select Fund called the
will be available      Focused 30 and Strategic Value Portfolios. Below is
October 2, 2000        information summarizing the new portfolios.

 . Focused 30           Pacific Life Insurance Company, the adviser, and the
 . Strategic Value      fund have retained Janus Capital Corporation as
                       portfolio manager.

                       --------------------------------------------------------------------------

                                         The Portfolio's                 The Portfolio's
                       Portfolio         Investment Goal                 Main Investments
                       --------------------------------------------------------------------------
                       Focused 30       Long-term growth of capital.   Common stocks selected
                                                                       for their growth
                                                                       potential.
                       Strategic Value  Long-term growth of capital.   Common stocks with the
                                                                       potential for long-term
                                                                       growth of capital.
                       --------------------------------------------------------------------------

                       This chart is only a summary. For more complete information on the portfolios, including a discussion of each portfolio's investment techniques and the risks associated with its investments, see the accompanying fund preliminary prospectus. You should read the prospectus carefully.

                      ---------------------------------------------------------
An overview of the     The following is added to the chart under Fees and
policy is amended      Expenses Paid by the Pacific Select Fund:

                       ----------------------------------------------------------------------------
                                                                                    Total
                       Portfolio             Advisory fee       Other expenses*     expenses
                       ----------------------------------------------------------------------------
                                             As an annual % of average daily net assets
                       Focused 30               0.95%                0.08%           1.03%
                       Strategic Value          0.95%                0.08%           1.03%
                       ----------------------------------------------------------------------------

                       * Other expenses are estimated. There were no actual advisory fees or expenses for these portfolios in 1999 because the portfolios will start on October 2, 2000. See page 7 of the preliminary prospectus for information about expense caps through December 31, 2001 for these portfolios.


                      ---------------------------------------------------------
Allocating your        This information is added to the discussion in the
premiums is            prospectus on Allocating your premiums.
amended
                       You may instruct us to allocate all or part of your net premiums to the Focused 30 and Strategic Value investment options on or after October 2, 2000. You may not instruct us to allocate your net premiums to these investment options prior to October 2, 2000, when the options first become available. Your net premium or policy's accumulated value may be invested in up to 20 investment options at any one time.

                      ---------------------------------------------------------
Transferring among     This information is added to the discussion in the
investment options     prospectus on Transferring among investment options.
is amended

                       You may instruct us to transfer accumulated value to a variable investment option and specify a future date on which the accumulated value is to be transferred. This instruction may cover any variable investment option currently available under your contract and the Focused 30 and Strategic Value investment options, subject to the limitation on investment options described above. For the Focused 30 and Strategic Value investment options, you may not specify a date prior to October 2, 2000, when the options first become available. If you specify October 2, 2000 for the Focused 30 and Strategic Value investment options, and we receive the instructions prior to that date, the requested amount will be transferred effective as of the close of business on October 2, 2000, or, if we hold your net premiums in the Money Market investment option, your free-look transfer date, whichever is later. You may revoke your transfer instructions at any time before we transfer accumulated value by providing us with a revocation in proper form, which we must receive no later than 4:00 p.m. Eastern time on the last business day before the date you have specified for a transfer. While highly remote, there is a possibility that the Focused 30 and Strategic Value investment options will not become effective on October 2, 2000, in which case we would not effect the transfer to these options, and your accumulated value would remain in the investment option from which you requested it be transferred until the day the Focused 30 and Strategic Value Portfolios become effective, if ever, or your free-look transfer date, unless you instruct us otherwise.

++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+A registration statement for Pacific Select Fund relating to shares of the + +Focused 30 and Strategic Value Portfolios has been filed with the Securities + +and Exchange Commission, but has not yet become effective. The information in +
+the prospectus is not complete and may be changed. Interests in the new       +
+investment options and shares of the Focused 30 and Strategic Value           +
+Portfolios may not be sold until the Fund's registration statements are       +
+effective. This supplement and preliminary prospectus are not offers to sell + +interests in the investment options or shares of the Focused 30 and Strategic + +Value Portfolios and do not solicit an offer to buy interests or shares in +
+any state where the offer or sale is not permitted.                           +
+                                                                              +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++

               Supplement to Prospectus Dated August 7, 2000 for
   Pacific Select Estate Preserver III and Pacific Select Estate Preserver IV flexible premium variable life insurance policies (individually, the "policy")
                    issued by Pacific Life Insurance Company

                       Date of Supplement: August 7, 2000

                       This supplement changes the prospectuses to reflect the following:

                      ---------------------------------------------------------
Two new variable       The new investment options will invest in two new
investment options     portfolios of the Pacific Select Fund called the
will be available      Focused 30 and Strategic Value Portfolios. Below is
October 2, 2000        information summarizing the new portfolios.

 . Focused 30           Pacific Life Insurance Company, the adviser, and the
 . Strategic Value      fund have retained Janus Capital Corporation as
                       portfolio manager.

                       ---------------------------------------------------------------------
                                              The Portfolio's            The Portfolio's
                       Portfolio              Investment Goal            Main Investments
                       ---------------------------------------------------------------------
                       Focused 30       Long-term growth of capital. Common stocks selected
                                                                     for their growth
                                                                     potential.
                       Strategic Value  Long-term growth of capital. Common stocks with the potential for long-term
                                                                     growth of capital.
                       ---------------------------------------------------------------------

                       This chart is only a summary. For more complete information on the portfolios, including a discussion of each portfolio's investment techniques and the risks associated with its investments, see the accompanying fund preliminary prospectus. You should read the prospectus carefully.

                      ---------------------------------------------------------
An overview of the     The following is added to the chart under Fees and
policy is amended      Expenses Paid by the Pacific Select Fund:

                       -----------------------------------------------------------------------
                                                                               Total
                       Portfolio        Advisory fee       Other expenses*     expenses
                       -----------------------------------------------------------------------
                                        As an annual % of average daily net assets
                       Focused 30                   0.95%                0.08%           1.03%
                       Strategic Value              0.95%                0.08%           1.03%
                       -----------------------------------------------------------------------

                       * Other expenses are estimated. There were no actual advisory fees or expenses for these portfolios in 1999 because the portfolios will start on October 2, 2000. See page 7 of the preliminary prospectus for information about expense caps through December 31, 2001 for these portfolios.

                      ---------------------------------------------------------
Allocating your        This information is added to the discussion in the
premiums is            prospectus on Allocating your premiums.
amended
                       You may instruct us to allocate all or part of your net premiums to the Focused 30 and Strategic Value investment options on or after October 2, 2000. You may not instruct us to allocate your net premiums to these investment options prior to October 2, 2000, when the options first become available. Your net premium or policy's accumulated value may be invested in up to 20 investment options at any one time.

                      ---------------------------------------------------------
Transferring among     This information is added to the discussion in the
investment options     prospectus on Transferring among investment options.
is amended

                       You may instruct us to transfer accumulated value to a variable investment option and specify a future date on which the accumulated value is to be transferred. This instruction may cover any variable investment option currently available under your contract and the Focused 30 and Strategic Value investment options, subject to the limitation on investment options described above. For the Focused 30 and Strategic Value investment options, you may not specify a date prior to October 2, 2000, when the options first become available. If you specify October 2, 2000 for the Focused 30 and Strategic Value investment options, and we receive the instructions prior to that date, the requested amount will be transferred effective as of the close of business on October 2, 2000, or, if we hold your net premiums in the Money Market investment option, your free-look transfer date, whichever is later. You may revoke your transfer instructions at any time before we transfer accumulated value by providing us with a revocation in proper form, which we must receive no later than 4:00 p.m. Eastern time on the last business day before the date you have specified for a transfer. While highly remote, there is a possibility that the Focused 30 and Strategic Value investment options will not become effective on October 2, 2000, in which case we would not effect the transfer to these options, and your accumulated value would remain in the investment option from which you requested it be transferred until the day the Focused 30 and Strategic Value Portfolios become effective, if ever, or your free-look transfer date, unless you instruct us otherwise.

PART II.  ADDITIONAL INFORMATION NOT REQUIRED IN PROSPECTUS

CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement on Form S-6 comprises the following papers and documents:

     The facing sheet.
     The cross-reference sheet.

     The Prospectus for Pacific Select Estate Preserver Last Survivor Flexible Premium Variable Life Insurance Policies consisting of 115 pages.

     The Prospectus for Pacific Select Estate Preserver III Last Survivor Flexible Premium Variable Life Insurance Policies consisting of 115 pages.

     Supplement dated August 7, 2000 to prospectus dated August 7, 2000 consisting of 3 pages.

     Supplement dated August 7, 2000 to prospectus dated August 7, 2000 consisting of 2 pages.

     The undertaking to file reports.
     Representation pursuant to Section 26(e) of the Investment Company Act of 1940.
     The signatures.

Written Consent of the following person (included in the exhibits shown below):

     Deloitte & Touche LLP, Independent Auditors
     Dechert Price & Rhoads, Outside Counsel

The following exhibits:

  1.  (1)   (a)  Resolution of the Board of Directors of the Depositor dated
                 November 22, 1989 and copies of the Memoranda concerning
                 Pacific Select Exec Separate Account dated May 12, 1988 and
                 January 26, 1993./1/
            (b)  Resolution of the Board of Directors of Pacific Life Insurance
                 Company authorizing conformity to the terms of the current
                 Bylaws./4/
      (2)   Inapplicable
      (3)   (a)  Distribution Agreement Between Pacific Mutual Life Insurance
                 Company and Pacific Equities Network/1/
            (b)  Form of Selling Agreement Between Pacific Equities Network and
                 Various Broker-Dealers/3/
      (4)   Inapplicable
      (5)   (a)  Pacific Select Estate Preserver Last Survivor Flexible Premium
                 Variable Life Insurance Policy (Form 96-56)/2/
            (b)  Accelerated Living Benefit Rider/1/
            (c)  Policy Split Option Rider/1/
            (d)  Last Survivor Added Protection Benefit Rider (Form
                 R96-LSAPB)/2/
            (e)  Individual Annual Renewable Term Rider (Form R96-ART)/2/
            (f)  Enhanced Policy Split Option Rider (Form R96-EPSO)/2/
            (g)  Fixed LT Account Endorsement/5/

            (h) Pacific Select Estate Preserver III Last Survivor Flexible Premium Variable Life Insurance Policy (Form 00-56)/9/

            (i)  Last Survivor Added Protection Benefit Rider (Form
                 R00-LSAPB)/9/
      (6)   (a)  Articles of Incorporation of Pacific Life Insurance
                 Company/4/
            (b)  Bylaws of Pacific Life Insurance Company/4/
      (7)   Inapplicable
      (8)   Inapplicable

      (9)   (a)  Participation Agreement between Pacific Life Insurance
                 Company and Pacific Select Fund/6/

            (b) M Fund Inc. Participation Agreement with Pacific Life Insurance Company./6/
      (10)  Applications and General Questionnaire/1/

  2. Form of Opinion and consent of legal officer of Pacific Life as to legality of Policies being registered/8/

  3.  Inapplicable

  4.  Inapplicable

  5.  Inapplicable

  6.  (a) Consent of Independent Auditors/9/
      (b) Consent of Dechert Price & Rhoads/2/

  7. (a) Opinion of Actuary regarding Form of Illustrations for Pacific Select Estate Preserver Policies/7/

      (b) Form of Illustration of Policy Benefits for Pacific Select Estate Preserver Policies/7/

      (c) Opinion of Actuary regarding Form of Illustrations for Pacific Select Estate Preserver III Policies/8/

      (d) Form of Illustration of Policy Benefits for Pacific Select Estate Preserver III Policies/8/

  8.  Memorandum Describing Issuance, Transfer, and Redemption
      Procedures/1/

  9.  Powers of Attorney/6/


_______________________

/1/ Filed as part of the Registration Statement on Form S-6 filed via EDGAR on March 14, 1996, File No. 333-01713, Accession Number 0000898430-96-000838.
/2/ Filed as part of Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 filed via EDGAR on October 25, 1996, File
       No. 333-01713 Accession Number 0001017062-96-000349.
/3/ Filed as part of Post-Effective Amendment No.1 to the Registration Statement on Form S-6 filed via EDGAR on January 15, 1997, File
       No. 333-01713 Accession Number 0001017062-97-000040.
/4/ Filed as part of Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 filed via EDGAR on April 24, 1998, File
       No. 333-01713, Accession Number 0001017062-98-000895.
/5/ Filed as part of Post-Effective Amendment No. 5 to the Registration Statement on Form S-6 filed via EDGAR on April 9, 1999, File No. 333-01713, Accession Number 0001017062-99-000624.
/6/ Filed as part of Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 filed via EDGAR on March 1, 2000, File No. 333-01713, Accession Number 0001017062-00-000592.

/7/ Filed as part of Post-Effective Amendment No. 7 to the Registration Statement on Form S-6 filed via EDGAR on April 24, 2000, File No. 333-01713, Accession Number 0001017062-00-000959.

/8/ Filed as part of Post-Effective Amendment No. 8 to the Registration Statement on Form S-6 filed via EDGAR on June 1, 2000, File No. 333-01713, Accession Number 0001017062-00-001333.

/9/ Filed as part of Post-Effective Amendment No. 9 to the Registration Statement on Form S-6 filed via EDGAR on July 21, 2000, File No. 333-01713, Accession Number 0001017062-00-001534.

UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940


     Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under each of the Variable Life Insurance Policies ("Policies") described in the prospectuses contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed in connection with each of the Policies.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the registrant, Pacific Select Exec Separate Account of Pacific Life Insurance Company certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 10 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Newport Beach, and State of California, on this 7th day of August, 2000.


                                       PACIFIC SELECT EXEC SEPARATE ACCOUNT
                                       (Registrant)

                                  BY:  PACIFIC MUTUAL LIFE INSURANCE COMPANY
                                       (Depositor)

                                  BY:  _____________________________________
                                       Thomas C. Sutton*
                                       Chairman & Chief Executive Officer


*BY:  /s/ DAVID R. CARMICHAEL
      David R. Carmichael
      as attorney-in-fact


(Power of Attorney is contained as Exhibit 9 in Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 of Pacific Select Exec Separate Account filed via EDGAR on March 1, 2000, File No. 333-01713, Accession No. 0001017062-00-000592, and incorporated by reference herein.)

SIGNATURES

     Pursuant to the requirements of the Securities act of 1933, Pacific Life Insurance Company certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 10 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Newport Beach, and State of California, on this 7th day of August, 2000.

                                       PACIFIC LIFE INSURANCE COMPANY
                                       (Registrant)


                                  BY:  _____________________________________
                                       Thomas C. Sutton*
                                       Chairman & Chief Executive Officer


*BY:  /s/DAVID R. CARMICHAEL
      David R. Carmichael
      as attorney-in-fact


(Power of attorney is contained as Exhibit 9 in this Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 of Pacific Select Exec Separate Account filed via EDGAR on March 1, 2000, File No. 333-01713, Accession No. 0001017062-00-000592, and incorporated by reference herein.)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 10 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


Signature                              Title              Date

Thomas C. Sutton*             Director, Chairman          ____________, 2000
                              of the Board and
                              Chief Executive Officer

Glenn S. Schafer*             Director and President      ____________, 2000

Khanh T. Tran*                Director, Senior Vice       ____________, 2000
                              President and Chief
                              Financial Officer

David R. Carmichael*          Director, Senior Vice       ____________, 2000
                              President and General
                              Counsel

Audrey L. Milfs*              Director, Vice President    ____________, 2000
                              and Corporate Secretary

Edward R. Byrd*               Vice President and
                              Controller                  ____________, 2000

Brian D. Klemens*             Vice President and
                              Treasurer                   ____________, 2000

Lynn C. Miller*               Executive Vice President    ____________, 2000

*BY: /s/ DAVID R. CARMICHAEL                                  August 7, 2000
David R. Carmichael
as attorney-in-fact

(Powers of Attorney are contained as Exhibit 9 in Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 of Pacific Select Exec Separate Account filed via EDGAR on March 1, 2000, File No. 333-01713, Accession No. 0001017062-00-000592, and incorporated by reference herein.)